CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

20.	CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The following presents condensed parent company only financial information of Plutus Financial Group Limited.

Condensed balance sheets

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Assets
Current assets
Cash and cash equivalents	149,992	121,494	15,610
Prepaid expenses and other current assets	63,200	15,658,000	2,011,743
Amount due from a shareholder	9	58,996	7,580
Amount due from fellow subsidiaries	-	39,042,660	5,016,209
Total current assets	213,201	54,881,150	7,051,142

Non-current assets
Interests in subsidiaries	1,560	2,348	302
Intangible asset, net	-	2,950,333	379,059
Total non-current assets	1,560	2,952,681	379,361
TOTAL ASSETS	214,761	57,833,831	7,430,503

Liabilities and shareholders’ deficit
Current liabilities
Amount due to a subsidiary	542,623	-	-
Accruals and other current liabilities	-	1,410,822	181,264
Total current liabilities	542,623	1,410,822	181,264
TOTAL LIABILITIES	542,623	1,410,822	181,264

Shareholders’ deficit
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil and nil share issued and outstanding as of December 31, 2024 and 2025 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 shares issued and outstanding as of December 31, 2024 and 2025	9	11,973	1,538
Share premium	-	71,174,204	9,144,477
Accumulated losses	(327,871)	(14,763,168)	(1,896,776)
Total shareholders’ deficit	(327,862)	56,423,009	7,249,239
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	214,761	57,833,831	7,430,503

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of loss and comprehensive loss

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Compensation and benefits	-	-	(325,714)	(41,848)
Advertising and marking	-	-	(1,520,000)	(195,290)
Legal and professional fee	-	(98,545)	(12,592,008)	(1,617,825)
General and administrative expenses	(50,308)	(10,008)	(643,101)	(82,626)
Expense	(50,308)	(108,553)	(15,080,823)	(1,937,589)
Interest Income	-	-	645,526	82,938
Net loss and total comprehensive loss	(50,308)	(108,553)	(14,435,297)	(1,854,651)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Cash flows from operating activities
Net loss	(50,308)	(108,553)	(14,435,297)	(1,854,651)
Adjustment:
Amortization	-	-	389,667	50,064
Changes in operating assets and liabilities	-
Prepaid expenses and other current assets	-	(63,200)	(15,594,800)	(2,003,623)
Accruals and other current liabilities	-	-	1,410,822	181,263
Cash used in operating activities	(50,308)	(171,753)	(28,229,608)	(3,626,947)
Cash flows from investing activities
Purchase of Intangible asset	-	-	(3,340,000)	(429,124)
Advance to shareholders	-	-	(49,636)	(6,376)
Advance to subsidiaries	-	-	(76,148,300)	(9,783,548)
Repayment from subsidiaries	-	-	37,105,640	4,767,338
Cash used in investing activities	-	-	(42,432,296)	(5,451,710)
Cash flows from financing activities
Repayment to subsidiaries	-	-	(5,844,666)	(753,924)
Advance from fellow subsidiaries	50,308	321,745	-	-
IPO proceed	-	-	60,176,072	7,734,435
Proceed from private offering	-	-	16,302,000	2,094,485
Cash generated from financing activities	50,308	321,745	70,633,406	9,074,996
Net increase (decrease) in cash and cash equivalents	-	149,992	(28,498)	(3,661)
Cash and cash equivalents at the beginning of the year	-	-	149,992	19,271
Cash and cash equivalents at the end of the year	-	149,992	121,494	15,610

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on January 12, 2022 and as a holding company.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

(ii)	Restricted net assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Plutus Financial Group Limited exceed 25% of the consolidated net assets of Plutus Financial Group Limited. A significant portion of the Company’s operations and revenue are conducted and generated by the Company’s wholly-owned subsidiaries, Plutus Securities and Plutus Asset Management, which are licensed by the SFC in Hong Kong. the ability of these two operating subsidiaries to pay dividends to the Company may be restricted because these two SFC licensed operating subsidiaries are subject to the minimum paid-up capital and liquid capital requirements imposed by the Securities and Futures Ordinance to maintain their business licenses and due to the availability of cash balances of these two operating subsidiaries.

As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.